COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	10. COMMITMENTS AND CONTINGENCIES As of December 31, 2022, the Company has no commitments or contingencies involved.